UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Baupost Group, L.L.C.

Address:   10 St. James Avenue
           Suite 1700
           Boston, MA 02116


Form 13F File Number: 28-7120


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scott A. Nathan
Title:  Chief Risk Officer
Phone:  (617) 210-8300

Signature,  Place,  and  Date  of  Signing:

/s/ Scott A. Nathan                Boston, MA                         5/13/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $    1,767,916
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ----------------- ---------- -------- --------------------
                                                        VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE   SHARED NONE
---------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- -------- ------ ----
ALERE INC                    COM             01449J105   121334  3100000 SH       SOLE                 3100000      0    0
ALLIANCE ONE INTL INC        COM             018772103    35323  8786700 SH       SOLE                 8786700      0    0
ALLIED NEVADA GOLD CORP      COM             019344100    87153  2456398 SH       SOLE                 2456398      0    0
AUDIOVOX CORP                CL A            050757103     8485  1060576 SH       SOLE                 1060576      0    0
AVEO PHARMACEUTICALS INC     COM             053588109    46953  3525000 SH       SOLE                 3525000      0    0
BREITBURN ENERGY PARTNERS LP COM UT LTD PTN  106776107    65646  3021000 SH       SOLE                 3021000      0    0
CAPITALSOURCE INC            COM             14055X102    73568 10450000 SH       SOLE                10450000      0    0
ENZON PHARMACEUTICALS INC    COM             293904108    98110  9000878 SH       SOLE                 9000878      0    0
ITURAN LOCATION AND CONTROL  SHS             M6158M104    25285  1685666 SH       SOLE                 1685666      0    0
MULTIMEDIA GAMES INC         COM             625453105    14898  2600000 SH       SOLE                 2600000      0    0
NEWS CORP                    CL A            65248E104   334899 19050000 SH       SOLE                19050000      0    0
PDL BIOPHARMA INC            COM             69329Y104    60872 10495225 SH       SOLE                10495225      0    0
SYCAMORE NETWORKS INC        COM NEW         871206405     2443   100000 SH       SOLE                  100000      0    0
SYNERON MEDICAL LTD          ORD SHS         M87245102    19560  1500000 SH       SOLE                 1500000      0    0
THERAVANCE INC               COM             88338T104   314860 13000000 SH       SOLE                13000000      0    0
THERAVANCE INC               NOTE 3.000% 1/1 88338TAA2    58076 51000000 PRN      SOLE                51000000      0    0
VIASAT INC                   COM             92552V100   400451 10051492 SH       SOLE                10051492      0    0


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